WARRANTS (Details - Warrant Liability) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Warrants
Balance at the beginning of period	$ 76,847	$ 874,116
Fair value change of warrants included in earnings	31,005	(797,269)
Total	$ 107,852	$ 76,847